SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands										3 Months Ended
	Jan. 20, 2025 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) shares	Dec. 22, 2022 USD ($) shares	Aug. 03, 2021 USD ($) $ / shares shares	Feb. 07, 2020 USD ($) $ / shares shares	Dec. 23, 2019 HKD ($)	Dec. 20, 2019 USD ($) $ / shares shares	Dec. 18, 2019 HKD ($)	Jun. 14, 2019 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Common stock, par value | $ / shares										$ 0.0001		$ 0.0001	$ 0.0001
Number of shares issued | shares				837,300
Shares issued price per share | $ / shares				$ 1.00
Proceeds from sale of common stock										$ 9,000
Number of shares issued, value				$ 837,300						$ 327,600
Common stock, shares issued | shares										81,915,838		81,551,838	81,551,838
Common stock, shares outstanding | shares										81,915,838		81,551,838	81,551,838
Common stock, shares authorized | shares										600,000,000		600,000,000	600,000,000
Preferred stock, shares authorized | shares										200,000,000		200,000,000	200,000,000
Preferred stock, par value | $ / shares										$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued | shares										0		0	0
Preferred stock, shares outstanding | shares										0		0	0
See Unicorn Ventures Sdn Bhd [Member]
Restricted common stock, shares | shares							21,850,000
Common stock, par value | $ / shares							$ 0.0001
Restricted common stock, value							$ 2,185
Working capital							$ 2,185
SEA Tech Ventures Corp [Member]
Restricted common stock, shares | shares							10,000,000
Common stock, par value | $ / shares							$ 0.0001
Restricted common stock, value							$ 1,000
Working capital							$ 1,000
Asia FIN Talent Sdn Bhd [Member]
Restricted common stock, shares | shares							5,000,000
Common stock, par value | $ / shares							$ 0.0001
Restricted common stock, value							$ 500
Working capital							$ 500
Malaysia Company [Member]
Ownership percentage								100.00%
Compensation to CEO						$ 1		$ 1
SEA Tech Ventures Corp [Member]
Ownership percentage							17.49%
StarFIN Holdings Limited [Member]
Ownership percentage		100.00%	100.00%
Compensation to CEO			$ 9,055,242
Shares issued for acquisition | shares		8,232,038	8,232,038
Shares issued for acquisition, value		$ 9,055,242	$ 9,055,242
Chief Executive Officer [Member]
Restricted common stock, shares | shares							21,900,000		100,000
Common stock, par value | $ / shares							$ 0.0001		$ 0.0001
Restricted common stock, value							$ 2,190		$ 10
Working capital							$ 2,190		$ 10
Jeremy Wong Zi Jun [Member]
Working capital					$ 50,000
Number of shares issued | shares					500,000
Shares issued price per share | $ / shares					$ 0.10
Proceeds from sale of common stock					$ 50,000
14 Individual [Member]
Working capital	$ 327,600
Number of shares issued | shares	364,000
Shares issued price per share | $ / shares	$ 0.90
Number of shares issued, value	$ 327,600